Revenue	12 Months Ended
Mar. 31, 2017
Revenue
Revenue

5.     Revenue

Revenue by segment is as follows:

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB)
Core commerce:
China commerce retail (i)	59,732	80,033	114,109
China commerce wholesale (ii)	3,205	4,288	5,679
International commerce retail (iii)	1,768	2,204	7,336
International commerce wholesale (iv)	4,718	5,425	6,001
Others	113	385	755

Total core commerce	69,536	92,335	133,880
Cloud computing (v)	1,271	3,019	6,663
Digital media and entertainment (vi)	2,191	3,972	14,733
Innovation initiatives and others (vii)	3,206	1,817	2,997

Total	76,204	101,143	158,273

(i)	Revenue from China commerce retail is primarily generated from the Company's China retail marketplaces and includes revenue from online marketing services revenue and commissions.
(ii)	Revenue from China commerce wholesale is primarily generated from 1688.com and includes fees from memberships and value-added services and revenue from online marketing services.
(iii)	Revenue from international commerce retail is primarily generated from AliExpress and Lazada (Note 4(g)) and includes revenue from online marketing services revenue and commissions.
(iv)	Revenue from international commerce wholesale is primarily generated from Alibaba.com and includes fees from memberships and value-added services and revenue from online marketing services.
(v)

Revenue from cloud computing is primarily generated from the provision of services, such as elastic computing, database, storage and content delivery network, large scale computing, security, management and application services, big data analytics and a machine learning platform, as well as from web-hosting and domain name registration.

(vi)

Revenue from digital media and entertainment is primarily generated from Youku Tudou (Note 4(f)) and UCWeb (Note 4(k)) and includes revenue from P4P marketing services and display marketing services and subscriptions.

(vii)

Revenue from innovation initiatives and others is primarily generated from businesses such as AutoNavi (Note 4(i)) and other innovation initiatives. Other revenue also includes SME Annual Fee received from Ant Financial Services and interest income generated from micro loans before the completion of the restructuring of Payment Services during the year ended March 31, 2015 (Note 4(b)).

Revenue by type of service is as follows:

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB)
Online marketing services
P4P and display marketing	36,197	53,185	83,581
Other online marketing services	3,938	3,963	5,706

Total online marketing services	40,135	57,148	89,287
Commission	22,705	27,793	37,848
Membership fees and value-added services	6,431	7,627	10,638
Cloud computing services	1,271	3,019	6,663
Other revenue (i)	5,662	5,556	13,837

Total	76,204	101,143	158,273

(i)

Other revenue mainly represents revenue from other services provided by Youku Tudou (Note 4(f)), Lazada (Note 4(g)), AutoNavi (Note 4(i)) and UCWeb (Note 4(k)), storefront fees, SME Annual Fee received from Ant Financial Services and interest income generated from micro loans before the completion of the restructuring of Payment Services during the year ended March 31, 2015 (Note 4(b)).